EMPLOYEE BENEFITS (Details Narrative) - CNY (¥)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Revenue from Contract with Customer [Abstract]
Revenues	¥ 844,757	¥ 255,740
Revenue, Remaining Performance Obligation, Amount	36,541,289	18,048,402
Employee benefit expenses	¥ 565,612	¥ 621,329